CLASS A ORDINARY SHARES (Details)								1 Months Ended	12 Months Ended
	Jun. 14, 2021 USD ($) $ / shares shares	Apr. 05, 2021 USD ($) Vote $ / shares shares	Jun. 26, 2020 USD ($) $ / shares shares	May 21, 2020 USD ($) $ / shares shares	Dec. 26, 2019 shares	Dec. 10, 2019 $ / shares shares	Aug. 21, 2018 USD ($) shares	Aug. 21, 2018 CNY (¥) shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jan. 13, 2021	Dec. 31, 2020	Jun. 30, 2020 CNY (¥) shares	Sep. 21, 2018 $ / shares
Equity [Line Items]
Cost Method Investment Ownership Percentage							43.00%	43.00%								43.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures							487,057
Reverse stock split ratio									0.2	0.2
Number of Ordinary Shares called for by warrants				911,112													1,680,000
Gross proceeds | $			$ 2,100,000	$ 2,100,000
Payments of Stock Issuance Costs | $			200,000	300,000
Net proceeds | $			$ 1,900,000	$ 1,700,000
Stock Issued During Period, Value, New Issues									¥ 81,091,141	$ 12,556,980	¥ 25,766,355	$ 3,989,925
Placement agent's fees and other estimated offering expenses									¥ 30,408,264	$ 4,700,000
Percentage Transfer Of Profit To Statutory Reserves									10.00%	10.00%
Transfer Of Profit To Statutory Reserves Up to Certain Percentage Of Registered Capital									50.00%	50.00%
Appropriated retained earnings									¥ 4,148,929					$ 642,462			¥ 4,148,929
Proceeds from Issuance of Common Stock									¥ 81,091,141	$ 12,556,980	¥ 26,141,051		¥ 0
Restricted shares
Equity [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures									188,662	188,662	250,086	250,086	858,667
Minimum
Equity [Line Items]
Equity Method Investment, Ownership Percentage							8.00%	8.00%
Maximum
Equity [Line Items]
Equity Method Investment, Ownership Percentage							43.00%	43.00%
Class A ordinary shares
Equity [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								487,057
Reverse stock split ratio						0.2
Common shares, shares authorized		150,000,000							150,000,000					150,000,000			150,000,000
Par value (in dollars per share) | $ / shares	$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0925								$ 0.0925		$ 0.0925
Number of ordinary share in lieu of the fractional share, the shareholder was entitled to receive					23,049,639
Common shares, shares outstanding					4,611,720				26,868,391					26,868,391			7,202,832
Number of Common Stock to be Issued			1,680,000	911,112
Number of Ordinary Shares called for by warrants	6,014,102		1,680,000	911,112					8,814,102					8,814,102
Authorized share capital | $		$ 15,725,000
Common Stock, Shares Authorized		150,000,000							150,000,000					150,000,000			150,000,000
Number of votes | Vote		1
Stock issuance (in shares)	6,014,102
Class A ordinary shares | Minimum
Equity [Line Items]
Common shares, shares authorized						20,000,000
Par value (in dollars per share) | $ / shares						$ 0.0185
Common Stock, Shares Authorized						20,000,000
Class A ordinary shares | Maximum
Equity [Line Items]
Common shares, shares authorized						100,000,000
Par value (in dollars per share) | $ / shares						$ 0.0925
Common Stock, Shares Authorized						100,000,000
Class B ordinary shares
Equity [Line Items]
Common shares, shares authorized		20,000,000							20,000,000					20,000,000			20,000,000
Par value (in dollars per share) | $ / shares		$ 0.0925										$ 0.0925		$ 0.0925
Common shares, shares outstanding									0					0			0
Authorized share capital | $		$ 1,850,000
Common Stock, Shares Authorized		20,000,000							20,000,000					20,000,000			20,000,000
Number of votes | Vote		15
Pre-funded warrants
Equity [Line Items]
Number of Ordinary Shares called for by warrants	8,814,102
Gross proceeds | $	$ 55,000,000.0
Stock issuance (in shares)	2,800,000
Future Gas Station (Beijing) Technology, Ltd
Equity [Line Items]
Equity Method Investment, Ownership Percentage															51.00%
Payments to Acquire Additional Interest in Subsidiaries							$ 10,000,000	¥ 10,000,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								487,057
Shares Issued, Price Per Share | $ / shares																		$ 6.4375
Future Gas Station (Beijing) Technology, Ltd | Class A ordinary shares
Equity [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures							487,057